Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share-Based Payment Arrangements [Abstract]
Summary of Number of Options and Weighted Average Exercise Price per Share
A summary of the Company’s options and the changes for the period is as follows:

	Number of options	Weighted average exercise price per share (CAD)

Options outstanding at December 31, 2022	16,356,022	7.50
Granted	4,101,417	6.53
Exercised	(1,147,066)	(5.99)
Expired	(2,009,933)	(6.07)
Options outstanding at December 31, 2023	17,300,440	7.54
Exercised	(242,000)	(1.66)
Expired	(2,946,023)	(8.57)
Options outstanding at December 31, 2024	14,112,417	7.42

Summary of Share Purchase Options and Exercise Price Ranges
A summary of the Company’s options as of December 31, 2024 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (CAD)[1]

2025	2,812,000	2,812,000	9.43
2026	2,968,000	2,968,000	7.18
2027	4,231,000	2,820,672	7.12
2028	4,101,417	1,367,146	6.53
	14,112,417	9,967,818	7.71
1.The weighted average exercise price of options that are exercisable is CAD7.71.

Summary of Share Purchase Options and Exercise Price Ranges
A summary of the Company’s options as of December 31, 2024 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (CAD)[1]

2025	2,812,000	2,812,000	9.43
2026	2,968,000	2,968,000	7.18
2027	4,231,000	2,820,672	7.12
2028	4,101,417	1,367,146	6.53
	14,112,417	9,967,818	7.71
1.The weighted average exercise price of options that are exercisable is CAD7.71.

Summary of Information of Diluted Earnings per Share
Diluted earnings per share is calculated based on the following:

In $000s (except for shares and per share amounts)	Year Ended December 31, 2024	Year Ended December 31, 2023

Net income attributable to Sandstorm’s shareholders for the year	$14,293	$41,716

Basic weighted average number of shares	297,489,424	297,406,309
Basic earnings per share	$0.05	$0.14

Effect of dilutive securities
Stock options	305,353	644,651
Restricted share rights	2,058,986	1,940,197
Diluted weighted average number of common shares	299,853,763	299,991,157
Diluted earnings per share	$0.05	$0.14

Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share
The following table lists the number of potentially dilutive securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD7.43 during the year ended December 31, 2024 (December 31, 2023 — CAD7.10).

	Year Ended December 31, 2024	Year Ended December 31, 2023

Stock Options	4,254,583	12,896,931
Warrants	87,940	242,000
Restricted Share Rights	30,027	—

Summarized Financial Information of Subsidiary	Summarized financial information for the Company’s investment in this subsidiary, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	At December 31, 2024	At December 31, 2023

Current Assets	$2,750	$2,356
Non-current Assets	71,466	62,852
Total Assets	$74,216	$65,208
Current Liabilities	1,383	767
Non-current Liabilities	—	—
Total Liabilities	$1,383	$767
Net Assets	$72,833	$64,441

	Year Ended December 31, 2024	Year Ended December 31, 2023

Revenue	$11,033	$12,022
Depletion	(3,724)	(4,875)
Administration expenses and other	(7)	(92)
Income tax expense	(3,575)	(4,000)
Total net income and comprehensive income	$3,727	$3,055
Total net income and comprehensive income attributable to non-controlling interests	$1,211	$993